EMPLOYEE BENEFITS - Defined benefit pension plan - Current expenses (Details) - Defined benefit pension plan - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current expenses of the defined benefit pension plans
Cost of current service	R$ 63,616	R$ 74,840	R$ 69,323
Interest expense	169,526	170,897	191,326
Return on plan assets	(150,700)	(136,933)	(156,475)
Past service cost		7,093	3,967
Settlement		(847)	(11,609)
Interest cost on unrecoverable surplus	10,440	4,371	7,413
Net pension cost (benefit)	R$ 92,882	R$ 119,421	R$ 103,945